Leases	12 Months Ended
Mar. 31, 2017
Leases [Abstract]
Leases
8.	Leases

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions, as well as sale and leaseback transactions for office buildings, machinery and equipment.

(1)	Capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2016	2017
Machinery, equipment and others	123,816	66,722
Film costs	6,696	4,943
Accumulated amortization	(96,270)	(53,330)

	34,242	18,335

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2017:

Fiscal year ending March 31	Yen in millions
2018	7,686
2019	6,765
2020	6,039
2021	5,095
2022	2,857
Later fiscal years	5,098

Total minimum lease payments	33,540
Less — Amount representing interest	2,310

Present value of net minimum lease payments	31,230
Less — Current obligations	7,344

Long-term capital lease obligations	23,886

(2)	Operating leases

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2017 are as follows:

Fiscal year ending March 31	Yen in millions
2018	54,727
2019	37,464
2020	46,378
2021	23,647
2022	19,044
Later fiscal years	87,260

Total minimum future rentals	268,520

Rental expenses under operating leases for the fiscal years ended March 31, 2015, 2016 and 2017 were 92,828 million yen, 94,000 million yen and 77,976 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2015, 2016 and 2017 were 1,180 million yen, 1,138 million yen and 1,157 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2017 were 1,831 million yen.

(3)	Sale and leaseback transactions

Sale and leaseback transactions with SFIL -

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. In the fiscal years ended March 31, 2015, 2016 and 2017, transactions with total proceeds of 8,391 million yen, 1,856 million yen and 2,679 million yen, respectively and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows.